Expense Example	Feb. 28, 2026 USD ($)
TCW AAA CLO ETF | TCW AAA CLO ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 21
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	258
TCW Core Plus Bond ETF | TCW Core Plus Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	227
Expense Example, with Redemption, 10 Years	516
TCW Corporate Bond ETF | TCW Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	198
Expense Example, with Redemption, 10 Years	451
TCW Flexible Income ETF | TCW Flexible Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	227
Expense Example, with Redemption, 10 Years	516
TCW High Yield Bond ETF | TCW High Yield Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	283
Expense Example, with Redemption, 10 Years	645
TCW Multisector Credit Income ETF | TCW Multisector Credit Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	181
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	722
TCW Senior Loan ETF | TCW Senior Loan ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	$ 838